Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	September 30, 2020	December 31, 2019
	$	$
Revolving Credit Facilities	280,000	603,132
Senior Notes (8.5%) due January 15, 2020	—	36,712
Senior Notes (9.25%) due November 15, 2022	250,000	250,000
Convertible Senior Notes (5%) due January 17, 2023	114,184	125,000
Norwegian Krone-denominated Bonds due through September 2025	326,820	347,163
U.S. Dollar-denominated Term Loans due through 2030	962,757	1,336,437
Euro-denominated Term Loans due through 2024	157,156	165,376
Other U.S. Dollar-denominated loan	—	3,300
Total principal	2,090,917	2,867,120
Less unamortized discount and debt issuance costs	(36,045)	(39,968)
Total debt	2,054,872	2,827,152
Less current portion	(302,682)	(523,312)
Long-term portion	1,752,190	2,303,840